CONSOLIDATED STATEMENT OF CASH FLOWS (Parenthetical) $ in Thousands			12 Months Ended
		Jan. 02, 2024 USD ($) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) Vessel
Significant non-cash transactions [Abstract]
Issuance of shares					$ 97,546
CTI [Member]
Significant non-cash transactions [Abstract]
Number of vessels sold | Vessel					2
Common Shares [Member] | BW Group Limited [Member]
Significant non-cash transactions [Abstract]
Issuance of shares		$ 23,400
Issuance of shares (in shares) | shares		3,431,577
Bank Borrowings [Member]
Reconciliation of liabilities arising from financing activities [Abstract]
Beginning balance			$ 572,511	$ 726,376	$ 1,112,912
Financial cash flows	[1]		(36,604)	(201,957)	(421,349)
Extinguishment of finance lease liability against receivables				0
Additional lease capitalised during the financial year			0	0	0
Acquisition of assets					0
Disposal of assets					0
Interest expenses			39,469	46,213	34,813
Other finance expense					0
Fair value changes on cash flow hedges			0	0	0
Capitalised financing fees written off			0	1,879	0
Ending balance			575,376	572,511	726,376
Loan from Related Corporation [Member]
Reconciliation of liabilities arising from financing activities [Abstract]
Beginning balance				0	18,750
Financial cash flows	[1]				(19,453)
Additional lease capitalised during the financial year					0
Acquisition of assets					0
Disposal of assets					0
Interest expenses					703
Other finance expense					0
Fair value changes on cash flow hedges					0
Capitalised financing fees written off					0
Ending balance					0
Loan from Non-Related Parties [Member]
Reconciliation of liabilities arising from financing activities [Abstract]
Beginning balance			0	5,429	4,391
Financial cash flows	[1]			(11,136)	(582)
Extinguishment of finance lease liability against receivables				0
Additional lease capitalised during the financial year				0	0
Acquisition of assets					0
Disposal of assets					0
Interest expenses				5,707	1,620
Other finance expense					0
Fair value changes on cash flow hedges				0	0
Capitalised financing fees written off				0	0
Ending balance				0	5,429
Finance and Other Lease Liabilities [Member]
Reconciliation of liabilities arising from financing activities [Abstract]
Beginning balance			719,840	1,043,482	195,150
Financial cash flows	[1]		(244,044)	(362,310)	128,789
Extinguishment of finance lease liability against receivables				(44,600)
Additional lease capitalised during the financial year			22,806	11,852	1,895
Acquisition of assets					702,423
Disposal of assets					(46,604)
Interest expenses			46,202	67,401	56,940
Other finance expense					2,424
Fair value changes on cash flow hedges			0	0	0
Capitalised financing fees written off			2,069	4,015	2,465
Ending balance			546,873	719,840	1,043,482
Derivative Financial Instruments [Member]
Reconciliation of liabilities arising from financing activities [Abstract]
Beginning balance			(45,964)	(69,136)	(327)
Financial cash flows	[1]		37,551	35,963	4,707
Extinguishment of finance lease liability against receivables				0
Additional lease capitalised during the financial year			0	0	0
Acquisition of assets					0
Disposal of assets					0
Interest expenses			0	0	0
Other finance expense					0
Fair value changes on cash flow hedges			(14,522)	(12,791)	(73,516)
Capitalised financing fees written off			0	0	0
Ending balance			$ (22,935)	$ (45,964)	$ (69,136)

[1]	The cash flows make up the net amount of proceeds from borrowings, repayments of borrowings, interest paid/received and financing fees paid as reported in the consolidated statement of cash flows.